Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net decrease (increase) in non-deductible liabilities	$ 61	$ (96)
Tax on undistributed foreign earnings	39	19
Change in valuation allowance on deferred tax assets	9	47
Unrealized remeasurement of investments	(1)	63
Net tax losses benefit	(5)	(67)
Tax depreciation (less than) in excess of book depreciation	(66)	29
Book amortization in excess of tax amortization	(100)	(112)
Other	22	7
Deferred income tax, Total	$ (41)	$ (110)